Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
Undiscounted cash flows not included in gross lease liabilities	$ 0.1	$ 1.3
Interest expense on lease liabilities	1.1	0.9
Expense relating to short-term leases	1.8	1.6
Cash outflow for leases	$ 18.2	$ 18.4
Property [member]
Leases [Line Items]
Property, plant and equipment useful life	47 years
Property [member] | Weighted average [member]
Leases [Line Items]
Property, plant and equipment useful life	4 years 3 months 18 days
Property [member] | Median [Member]
Leases [Line Items]
Property, plant and equipment useful life	2 years
Other [Mmeber]
Leases [Line Items]
Property, plant and equipment useful life	6 years
Other [Mmeber] | Weighted average [member]
Leases [Line Items]
Property, plant and equipment useful life	3 years
Other [Mmeber] | Median [Member]
Leases [Line Items]
Property, plant and equipment useful life	3 years